8. STOCK OPTIONS AND WARRANTS	12 Months Ended
Sep. 30, 2022
Notes
8. STOCK OPTIONS AND WARRANTS

8.STOCK OPTIONS AND WARRANTS

a)Stock option compensation plan

The Company grants stock options to directors, officers, employees and consultants pursuant to the Company’s Stock Option Plan (the “Plan”). The number of options that may be issued pursuant to the Plan are limited to 10% of the Company’s issued and outstanding common shares and to other restrictions with respect to any single participant (not greater than 5% of the issued common shares) or any one consultant (not greater than 2% of the issued common shares).

Options granted to consultants performing investor relations activities will contain vesting provisions such that vesting occurs over at least 12 months with no more than one quarter of the options vesting in any 3-month period.

Vesting provisions may also be applied to other option grants, at the discretion of the directors. Options issued pursuant to the Plan will have an exercise price as determined by the directors, and permitted by the TSX-V, at the time of the grant. Options have a maximum expiry date of 5 years from the grant date.

Stock option transactions and the number of stock options for the year ended September 30, 2022 are summarized as follows:

Expiry date	Exercise price	September 30, 2021	Granted	Exercised	Expired / cancelled	September 30, 2022
March 14, 2023	$ 0.10	840,000	-	-	-	840,000
July 30, 2024	$ 0.10	1,725,000	-	-	-	1,725,000
October 15, 2025	$ 0.14	2,005,000	-	-	-	2,005,000
January 18, 2027	$ 0.10	-	5,800,000	-	-	5,800,000
March 17, 2027	$ 0.10	-	500,000	-	-	500,000
Options outstanding		4,570,000	6,300,000	-	-	10,870,000
Options exercisable		4,570,000	6,300,000	-	-	10,870,000
Weighted average exercise price		$0.12	$0.10	$Nil	$Nil	$0.11

As at September 30, 2022, the weighted average contractual remaining life of options is 3.39 years (September 30, 2021 – 3.11 years; September 30, 2020 – 2.55 years). The weighted average fair value of stock options granted during the year ended September 30, 2022 was $0.06 (2021 - $0.10; 2020 - $ Nil).

Stock option transactions and the number of stock options for the year ended September 30, 2021 are summarized as follows:

Expiry date	Exercise price	September 30, 2020	Granted	Exercised	Expired / cancelled	September 30, 2021
April 29, 2021	$ 0.25	100,000	-	-	(100,000)	-
September 30, 2021	$ 0.15	1,245,000	-	-	(1,245,000)	-
March 14, 2023	$ 0.10	840,000	-	-	-	840,000
July 30, 2024	$ 0.10	1,725,000	-	-	-	1,725,000
October 15, 2025	$ 0.14	-	2,005,000	-	-	2,005,000
Options outstanding		3,910,000	2,005,000	-	(1,345,000)	4,570,000
Options exercisable		3,910,000			(1,345,000)	4,570,000
Weighted average exercise price		$0.12	$0.14	$Nil	$0.16	$0.12

Stock option transactions and the number of stock options for the year ended September 30, 2020 are summarized as follows:

Expiry date	Exercise price	September 30, 2019	Granted	Exercised	Expired / cancelled	September 30, 2020
April 29, 2020	$ 0.25	1,264,500	-	-	(1,264,500)	-
April 29, 2021	$ 0.25	100,000	-	-	-	100,000
September 30, 2021	$ 0.15	1,270,000	-	-	(25,000)	1,245,000
March 14, 2023	$ 0.10	850,000	-	-	(10,000)	840,000
July 30, 2024	$ 0.10	2,015,000	-	(250,000)	(40,000)	1,725,000
Options outstanding		5,499,500	-	(250,000)	(1,339,500)	3,910,000
Options exercisable		5,499,500	-	(250,000)	(1,339,500)	3,910,000
Weighted average exercise price		$0.15	$Nil	$0.10	$0.24	$0.12

The weighted average assumptions used to estimate the fair value of options for the years ended September 30, 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Risk-free interest rate	1.32% - 1.34%	1.29%	n/a
Expected life	5 years	5 years	n/a
Expected volatility	104.30% - 104.41%	101.56%	n/a
Expected dividend yield	nil	nil	n/a

b) Warrants

The continuity of warrants for the year ended September 30, 2022 is as follows:

Expiry date	Exercise price	September 30, 2021	Issued	Exercised	Expired	September 30, 2022
July 9, 2022	$ 0.10	11,350,000	-	-	(11,350,000)	-
October 9, 2022*	$ 0.20	3,835,186	-	-	-	3,835,186
February 25, 2023	$ 0.10	19,100,000	-	-	-	19,100,000
May 19, 2025	$ 0.125	-	5,000,000	-	-	5,000,000
Outstanding		34,285,186	5,000,000	-	(11,350,000)	27,935,186
Weighted average exercise price		$0.11	$0.125	$Nil	$0.10	$0.12

*Subsequent to September 30, 2022, 3,835,186 warrants expired unexercised.

As at September 30, 2022, the weighted average contractual remaining life of warrants is 0.75 years (September 30, 2021 – 1.15 years; September 30, 2020 – 1.94 years).

The continuity of warrants for the year ended September 30, 2021 is as follows:

Expiry date	Exercise price	September 30, 2020	Issued	Exercised	Expired	September 30, 2021
December 24, 2020	$ 0.10	4,400,000	-	(3,300,000)	(1,100,000)	-
July 9, 2022	$ 0.10	12,600,000	-	(1,250,000)	-	11,350,000
February 23, 2023	$ 0.10	20,790,000	-	(1,690,000)	-	19,100,000
October 9, 2022	$ 0.20	-	3,835,186	-	-	3,835,186
Outstanding		37,790,000	3,835,186	(6,240,000)	(1,100,000)	34,285,186
Weighted average exercise price		$0.10	$0.20	$0.10	$0.10	$0.11

The continuity of warrants for the year ended September 30, 2020 is as follows:

Expiry date	Exercise price	September 30, 2019	Issued	Exercised	Expired	September 30, 2020
March 6, 2020	$ 0.20	2,500,000	-	-	(2,500,000)	-
March 8, 2020	$ 0.15	7,221,875	-	-	(7,221,875)	-
April 7, 2020	$ 0.15	3,255,000	-	-	(3,255,000)	-
April 25, 2020	$ 0.15	5,000,000	-	-	(5,000,000)	-
August 16, 2020	$ 0.20	892,857	-	-	(892,857)	-
December 24, 2020	$ 0.10	5,000,000	-	(600,000)	-	4,400,000
July 9, 2022	$ 0.10	13,820,000	-	(1,220,000)	-	12,600,000
February 23, 2023	$ 0.10	-	22,000,000	(1,210,000)		20,790,000
Outstanding		37,689,732	22,000,000	(3,030,000)	(18,869,732)	37,790,000
Weighted average exercise price		$0.13	$0.10	$0.10	$0.16	$0.10

c) Finder’s warrants

The continuity of finder’s warrants for the year ended September 30, 2022 is as follows:

Expiry date	Exercise price	September 30, 2021	Issued	Exercised	Expired	September 30, 2022
October 9, 2022*	$ 0.135	1,339,036	-	-	-	1,339,036
June 14, 2023	$ 0.12	665,583	-	-	-	665,583
Outstanding		2,004,619	-	-	-	2,004,619
Weighted average exercise price		$0.13	$Nil	$Nil	$Nil	$0.13

*Subsequent to September 30, 2022, 1,339,036 finder’s warrants expired unexercised.

As at September 30, 2022, the weighted average contractual remaining life of finder’s warrants is 0.25 years (September 30, 2021 – 1.25 years; September 30, 2020 – 0.41 years).

The continuity of finder’s warrants for the year ended September 30, 2021 is as follows:

Expiry date	Exercise price	September 30, 2020	Issued	Exercised	Expired	September 30, 2021
February 25, 2021	$ 0.05	806,100	-	(56,100)	(750,000)	-
October 9, 2022	$ 0.135	-	1,339,036	-	-	1,339,036
June 14, 2023	$ 0.12	-	665,583	-	-	665,583
Outstanding		806,100	2,004,619	(56,100)	(750,000)	2,004,619
Weighted average exercise price		$0.05	$0.13	$0.05	$0.15	$0.13

c)Finder’s warrants

The continuity of finder’s warrants for the year ended September 30, 2020 is as follows:

Expiry date	Exercise price	September 30, 2019	Issued	Exercised	Expired	September 30, 2020
December 24, 2019	$ 0.05	887,250	-	-	(887,250)	-
April 25, 2020	$ 0.10	240,000	-	-	(240,000)	-
July 9, 2020	$ 0.05	1,007,125	-	(1,007,125)	-	-
August 16, 2020	$ 0.14	26,100	-	-	(26,100)	-
February 25, 2021	$ 0.05	-	1,002,000	(195,900)	-	806,100
Outstanding		2,160,475	1,002,000	(1,203,025)	(1,153,350)	806,100
Weighted average exercise price		$0.06	$0.05	$0.05	$0.06	$0.05

The weighted average assumptions used to estimate the fair value of finder’s warrants for the years ended September 30, 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Risk-free interest rate	n/a	1.09%	1.58%
Expected life	n/a	2 years	1 year
Expected volatility	n/a	120.96%	110.77%
Expected dividend yield	n/a	nil	nil